Zaxis International, Inc. - Balance Sheets (USD $)	Jun. 30, 2011		Dec. 31, 2010
Cash	$ 0		$ 0
Total current assets	0		0
Total Assets	0		0
Accounts payable - trade	500		0
Accrued interest expenses	7,350		5,250
Advances from and accruals due to related party	110,529		103,599
Total current liabilities	118,379		108,849
Non-current liabilities owed to related party, convertible note	35,000		35,000
Total liabilities	153,379		143,849
Preferred stock		[1]		[1]
Common stock	169	[2]	149	[2]
Additional paid in capital	121,246		107,266
Accumulated deficit	(274,794)		(251,264)
Total Stockholders' Deficiency	(153,379)		(143,849)
Total Liabilities and Stockholders' Deficiency	$ 0		$ 0

[1]	$0.0001 par value; 10,000,000 shares authorized; none issued
[2]	$0.0001 par value; 100,000,000 shares authorized; 1,695,126 issued and outstanding at June 30, 2011 and 1,495,126 issued and outstanding at December 31, 2010